Right-of-use asset and lease liability	12 Months Ended
Dec. 31, 2020
Right-of-use asset and lease liability
Right-of-use asset and lease liability

5.   Right-of-use asset and lease liability:

BELLUS Health Inc.’s leases are mainly real estate leases for office space.

The Company leases office space in Laval, Quebec, Canada. Its main property lease was amended in September 2020, effective October 1, 2020 and expiring on September 30, 2023. The amendment caused the previous lease to expire on September 30, 2020 (initial expiry date of January 31, 2021).

Right-of-use asset:

Carrying
value

Cost:
Balance as at January 1, 2019	$114
Additions to right-of-use asset	204
Currency translation adjustment (note 2 (c))	8
Balance as at December 31, 2019	326
Additions to right-of-use asset	535
Derecognition due to lease modification	(59)
Balance as at December 31, 2020	$802

Accumulated amortization:
Balance as at January 1, 2019	$—
Depreciation	(120)
Currency translation adjustment (note 2 (c))	(2)
Balance as at December 31, 2019	(122)
Depreciation	(179)
Balance as at December 31, 2020	$(301)

Net carrying value:
Balance as at January 1, 2019	$114
Balance as at December 31, 2019	204
Balance as at December 31, 2020	501

Lease liability:

Carrying
value

Balance as at January 1, 2019	$114

Additions to lease liability	204

Interest expense	12
Principal repayment	(146)
Currency translation adjustment (note 2 (c))	4
Balance as at December 31, 2019	$188

Addition to lease liability	535
Derecognition due to lease modification	(55)

Interest expense	17
Principal repayment	(187)
Foreign exchange loss	5
Balance as at December 31, 2020	$503
Current portion of lease liability	156
Non-current portion of lease liability	$347

The remaining weighted average life of the Company’s property lease as of December 31, 2020 is 2.7 years.

Lease payments were discounted using an incremental borrowing rate of 5%.

Minimum annual payments under the non-cancelable leases, undiscounted, are as follows:

Years ending December 31,

2021	$184
2022	206
2023 and after	162
$552